INTANGIBLE ASSETS	3 Months Ended
Mar. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
6.  INTANGIBLE ASSETS

	December 31,				March 31,
	2013				2014
(In thousands of U.S. dollars)	Gross carrying amount	Accumulated amortization	Impairment	Intangible assets,net	Gross carrying amount	Accumulated amortization	Impairment	Intangible assets net
In-progess R&D	12,061	-	(7,170)	4,891	4,891	-		4,891
Intangible asset corresponding to acquired IPR&D of Bloxiverz	35,248			35,248	35,248	(2,937)		32,311
Total Intangible assets	$47,309	$-	$(7,170)	$40,139	$40,139	$(2,937)	$-	$37,202

Intangible asset corresponding to acquired IPR&D of Bloxiverz® has been amortized for the first time in the three month period ended March 31, 2014. The asset is amortized straight-line over a 3 years period.